INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Tables
Temporary differences of assets and liabilities
	2017	2016
	$	$

Non-Capital Losses	5,046,141	4,371,641
Capital Losses	29,628	29,628
Property and Equipment	100,490	100,490

	5,176,259	4,501,759

Non-capital loss carryforwards
$

2026	313,100
2027	515,300
2028	367,400
2029	1,157,900
2030	307,400
2031	301,400
2032 to 2037	2,083,600

5,046,100

Statement of comprehensive loss
	2017	2016	2015
	$	$	$

Recovery of Income Tax Calculated at the Statutory Rate of 12.63% (2016 – 13%; 2015– 13.5%)	(85,158)	(22,486)	(75,253)
Deferred Tax Assets Not Recognized	84,315	(21,519)	68,065
Expiration of Non-Capital Losses	-	-	7,188
Impact of Change in Substantively Enacted Tax Rates on Opening Deferred Tax Assets	843	44,005	-

Income Tax Expense	-	-	-